Fees Summary	Jan. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,123,735,902.57
Previously Paid Amount	2,511,471.54
Total Fee Amount	2,528,059.32
Total Offset Amount	0.00
Net Fee	$ 16,587.78